Note 8 - Financial Instruments - Reconciliation of Level 3 Assets (Liabilities) (Details) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period	$ 17,310	$ 166,364
Total gains (losses)	(189,737)	19,644
Purchases	3,982	11,502
Sales	(8,817)	(25,575)
Settlements	103,738	(154,625)
Balance, end of period	$ (73,524)	$ 17,310